Net interest income_Details of interest income (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 KRW (₩)	Dec. 31, 2018 KRW (₩)
Disclosure of interest income operating [Abstract]
Financial assets at FVTPL	₩ 48,612	$ 44,758	₩ 50,619	₩ 54,243
Financial assets at FVTOCI	437,527	402,842	474,751	280,371
Financial assets at amortized cost
Interest on due from banks	53,586		141,330	112,581
Interest on loans	8,570,173		9,443,740	8,832,485
Interest of other receivables	30,967		29,990	28,031
Sub-total (Loans and other financial assets at amortized cost)	8,654,726		9,615,060	8,973,097
Securities at amortized cost	382,988		436,340	376,788
Sub-total	9,037,714	8,321,254	10,051,400	9,349,885
Total	₩ 9,523,853	$ 8,768,854	₩ 10,576,770	₩ 9,684,499